Business Acquisitions	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
BUSINESS ACQUISITIONS

Note 4 - BUSINESS ACQUISITIONS

On July 26, 2019 ("the Acquisition Date"), the Company completed the acquisition of 100% of the issued and outstanding capital stock of Anyi Network from its shareholders pursuant to the terms and conditions of a Share Exchange Agreement (the "Acquisition Agreement") entered into among the Company and Anyi Network's shareholders. In connection with the Acquisition Agreement, AGM Holdings acquired 100% of the equity of Anyi and pay $400,000 in cash and issue an aggregate of 475,000 duly authorized, fully paid and nonassessable Class A ordinary shares of the Company, valued at $16.00 per share to the shareholders of Anyi. The total consideration underlying the Share Exchange shall be $8,000,000. This is referred to herein as the "the Acquisition".

The Acquisition has been accounted for as a business combination, under the acquisition method of accounting, which results in acquired assets and assumed liabilities being measured at their fair values as of the Acquisition Date. As of the Acquisition Date, goodwill is measured as the excess of consideration transferred, which is also generally measured at fair value of the net acquisition date fair values of the assets acquired and liabilities assumed. Based upon the purchase price allocations, the following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the Acquisition Date:

Cash	$553,633
Accounts receivable, net	210,036
Contract assets	511,096
Other current assets	6,618
Property and equipment	17,825
Total assets acquired at fair value	1,299,208

Accounts payable	(59)
Contract liabilities	(80,168)
Other current liabilities	(16,121)
Other payables	(252,343)
Accrued salaries and benefits	(72,229)
Total liabilities assumed	(420,920)
Net assets acquired	878,288
Goodwill	7,121,712
Total purchase price	$8,000,000

The consolidated financial statements for the year ended December 31, 2019 including the operations of Anyi from the Acquisition Date through December 31, 2019. The following information summarizes the results of operations attributable to the acquisition of Anyi included in the Company's consolidated statement of operations since the Acquisition Date:

Years Ended December 31, 2019

Net revenues	$379,631
Net loss	$(24,827)

Pro Forma Financial Information

The following unaudited pro-forma financial information for the year ended December 31, 2019, 2018 and 2017 give effects to our acquisition of Anyi as if the acquisition had occurred on January 1, 2017:

	Years Ended December 31,
	2019	2018
Revenues	$1,177,193	$6,496,619
Net (loss) income	(1,419,345)	(7,549,204)
Net (loss) income per common share - basic and diluted	(0.06)	(0.36)
Weighted average shares used in computing net outstanding net loss per share of common share, basic and diluted	21,289,540	20,951,074